Document and Entity Information Document	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity File Number	001-13393
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1209792
Entity Address, Address Line One	1 Choice Hotels Circle
Entity Address, City or Town	Rockville,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	592-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CHH
Security Exchange Name	NYSE
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC / DE
Entity Central Index Key	0001046311
Amendment Flag	false